Post-Employment Benefits - Summary of Net Remeasurement Gains (Losses) Recognized in OCI (Detail) - CAD ($) $ in Millions	3 Months Ended			6 Months Ended
	Apr. 30, 2026	Jan. 31, 2026	Apr. 30, 2025	Apr. 30, 2026	Apr. 30, 2025
Pension plan [member]
Disclosure of defined benefit plans [line items]
Net actuarial gains (losses) on defined benefit obligations	$ 149	$ 153	$ 260	$ 302	$ 94
Net actuarial gains (losses) on plan assets	29	(117)	(334)	(88)	(135)
Changes in asset ceiling excluding interest income		1		1	1
Net remeasurement gains (losses) recognized in OCI	178	37	(74)	215	(40)
Other post employment benefit plans [member]
Disclosure of defined benefit plans [line items]
Net actuarial gains (losses) on defined benefit obligations	6	6	8	12	1
Net remeasurement gains (losses) recognized in OCI	$ 6	$ 6	$ 8	$ 12	$ 1